As filed via EDGAR with the Securities and Exchange Commission on

                                 August 16, 2000



                                                               File No. 811-5151
                                                       Registration No. 33-14196
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           | |

                         Pre-Effective Amendment No.                         |_|


                       Post-Effective Amendment No. 66                       |X|



                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        | |


                       Post-Effective Amendment No. 105                      |X|
                       -------------------------------


                                MUTUAL FUND GROUP
               (Exact Name of Registrant as Specified in Charter)


                           1211 Avenue of the Americas
                            New York, New York 10036
               --------------------------------------------------
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (212) 492-1600


George Martinez, Esq.      Peter Eldridge, Esq.       Sarah Cogan, Esq.
BISYS Fund Services, Inc.  Chase Manhattan Bank       Simpson Thacher & Bartlett
3435 Stelzer Road          270 Park Avenue            425 Lexington Avenue
Columbus, Ohio  43219      New York, New York 10017   New York, New York 10017
--------------------------------------------------------------------------------


(Name and Address of Agent for Service)


It is proposed that this filing will become effective:



    | | immediately upon filing pursuant to    |X| on (September 11, 2000)
        paragraph (b)                              pursuant to paragraph (b)
    | | 60 days after filing pursuant to       |_| on (         ) pursuant to
        paragraph (a)(1)                           paragraph (a)(1)
    | | 75 days after filing pursuant to       |_| on (         ) pursuant to
        paragraph (a)(2)                           paragraph (a)(2) rule 485.




If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               ------------------


The Registrant has registered an indefinite number or amount of its shares of common stock for each of its series under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 on July 18, 1994 and Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 1999 was filed on January 19, 2000.

                                EXPLANATORY NOTE

         The Prospectus for Class A, Class B and Class C Shares of Balanced Fund, Capital Growth Fund, Core Equity Fund, Equity Income Fund, Equity Growth Fund, European Fund, Focus Fund, Growth and Income Fund, Large Cap Equity Fund and Small Cap Opportunities Fund and Class A and Class B Shares of International Equity Fund, Japan Fund and Small Cap Equity Fund and the Prospectus for Institutional Shares of Capital Growth Fund, Focus Fund, Growth and Income Fund, Large Cap Equity Fund, Small Cap Equity Fund and Small Cap Opportunities Fund Vista U.S. Government Securities Fund are incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(e) of the Securities Act of 1933, as amended (the "Securities Act").

         The Prospectus for Class A, Class B and Class C Shares of Strategic Income Fund and Class A and Class B Shares of Bond Fund and U.S. Treasury Income Fund, and Prospectuses for Class A Shares of Short-Term Bond Fund and U.S. Government Securities Fund and the Prospectus for Institutional Shares of Bond Fund, Short-Term Bond Fund, Strategic Income Fund and U.S. Government Securities Fund are incorporated by reference to Amendment No. 62 to the Registration Statement on Form N-1A of the Registrant filed on February 26, 2000.

         The Statement of Additional Information for the Funds is incorporated by reference to Amendment No. 62 to the Registration Statement on Form N-1A of the Registrant filed on February 26, 2000.

                                     PART C


                                MUTUAL FUND GROUP
                            PART C. OTHER INFORMATION


ITEM 23.    Exhibits








Exhibit
Number
-------
1(a)        Declaration of Trust, as amended. (1)
1(b)        Certificate of Amendment to Declaration of Trust dated December 14,
            1995.(6)
1(c)        Certificate of Amendment to Declaration of Trust dated October 19,
            1995.(6)
1(d)        Certificate of Amendment to Declaration of Trust dated July 25,
            1993.(6)
1(e)        Certificate of Amendment to Declaration of Trust dated
            November 1997.(10)
1(f)        Certificate of Amendment to Declaration of Trust dated June 5,
            1998.(12)
2           By-laws, as amended. (1)
3           None.
4(a)        Form of Investment Advisory Agreement.(6)
4(b)        Form of Sub-Advisory Agreement between The Chase Manhattan
            Bank and Chase Asset Management, Inc.(6)
5           Distribution and Sub-Administration Agreement dated August 21,
            1995.(6)
6(a)        Retirement Plan for Eligible Trustees.(6)
6(b)        Deferred Compensation Plan for Eligible Trustees.(6)
7           Custodian Agreement. (1)
8(a)        Transfer Agency Agreement. (1)
8(b)        Form of Shareholder Servicing Agreement. (6)

8(c)        Form of Administration Agreement.(6)

9           Opinion re: Legality of Securities being Registered.(1)


10          Consent of Price Waterhouse LLP.(13)

11          In Part B:       Financial Statements and the Reports
                             thereon for the Funds filed herein are
                             incorporated by reference into Part B
                             as part of the 1999 Annual Reports to
                             Shareholders for such Funds as filed with the Securities and Exchange Commission by Mutual Fund
                             Group on Form N-30D on January 5, 2000,
                             accession number 0000950146-00-000021,
                             0000950146-00-000023, 0000950146-00-000024, and
                             0000950146-00-000025 which are incorporated into
                             Part B by reference.



12          None.

13(a)       Rule 12b-1 Distribution Plan of Mutual Funds including
            Selected Dealer Agreement and Shareholder Service Agreement. (1)
13(b) Rule 12b-1 Distribution Plan - Class B Shares (including forms of Selected Dealer Agreement and Shareholder Servicing Agreement).(6)
13(c) Form of Rule 12b-1 Distribution Plan - Class C Shares (including forms of Shareholder Servicing Agreements).(9)

14          Financial Data Schedule.(11)

15          Form of Rule 18f-3 Multi-Class Plan.(6)
99(a)       Powers of Attorney for: Fergus Reid, III, H. Richard Vartabedian,
            William J. Armstrong, John R.H. Blum, Stuart W. Cragin, Jr., Roland
            R. Eppley, Jr., Joseph J. Harkins, W.D. MacCallan, W. Perry Neff,
            Richard E. Ten Haken, Irving L. Thode.(8)
99(b)       Powers of Attorney for: Sarah E. Jones and Leonard M. Spalding,
            Jr.(9)

--------------------
(1) Filed as an exhibit to Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.
(2) Filed as an exhibit to Amendment No. 15 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on October 30, 1992.
(3) Filed as an Exhibit to Amendment No. 26 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on June 30, 1994.
(4) Filed as an Exhibit to Amendment No. 27 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on October 3, 1994.
(5) Filed as an Exhibit to Amendment No. 31 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on November 13, 1995.
(6) Filed as an Exhibit to Amendment No. 32 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 28, 1995.
(7) Filed as an Exhibit to Amendment No. 42 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on February 28, 1997.
(8) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Mutual Fund Trust (File No. 33-75250) as filed with the Securities and Exchange Commission on September 6, 1996.
(9) Filed as an Exhibit to Amendment No. 45 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) filed on October 28, 1997.
(10) Filed as an Exhibit to Amendment No. 46 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) filed on December 1, 1997.
(11) Filed as an Exhibit to Amendment No. 50 to the Registration Statement on Form N-1A on February 27, 1998.
(12) Filed as an Exhibit to Amendment No. 53 to the Registration Statement on Form N-1A on June 29, 1998.

(13) Filed herewith.


ITEM 24.  Persons Controlled by or Under Common
          Control with Registrant

          Not applicable

ITEM 25. Indemnification

          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

          Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26(a).  Business and Other Connections of Investment Adviser

             The Chase Manhattan Bank (the "Adviser") is a commercial bank providing a wide range of banking and investment services.

             To the knowledge of the Registrant, none of the Directors or executive officers of the Adviser, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the Adviser also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.

                                                                                Principal Occupation or Other
                                       Position with                            Employment of a Substantial
Name                                   the Adviser                              Nature During Past Two Years
----                                   -------------                            -----------------------------

Thomas G. Labreque                     President and Chief Operating Officer    Chairman, Chief Executive Officer
                                       and Director                             and a Director of The Chase
                                                                                Manhattan Corporation and a Director
                                                                                of AMAX, Inc.

M. Anthony Burns                       Director                                 Chairman of the Board, President
                                                                                and Chief Executive Officer of
                                                                                Ryder System, Inc.



H. Laurance Fuller                     Director                                 Chairman, President, Chief
                                                                                Executive Officer and Director of
                                                                                Amoco Corporation and Director of
                                                                                Abbott Laboratories

Henry B. Schacht                       Director                                 Chairman and Chief Executive
                                                                                Officer of Cummins Engine
                                                                                Company, Inc. and a Director of
                                                                                each of American Telephone and
                                                                                Telegraph Company and CBS Inc.

James L. Ferguson                      Director                                 Retired Chairman and Chief
                                                                                Executive Officer of General Foods
                                                                                Corporation

William H. Gray III                    Director                                 President and Chief Executive
                                                                                Officer of the United Negro College
                                                                                Fund, Inc.

Frank A. Bennack, Jr.                  Director                                 President and Chief Executive Officer
                                                                                The Hearst Corporation

Susan V. Berresford                    Director                                 President, The Ford Foundation

Melvin R. Goodes                       Director                                 Chairman of the Board and Chief Executive
                                                                                Officer, The Warner-Lambert Company

George V. Grune                        Director                                 Retired Chairman and Chief Executive
                                                                                Officer, The Reader's Digest Association,
                                                                                Inc.; Chairman, The DeWitt Wallace-
                                                                                Reader's Digest Fund; The Lila-Wallace
                                                                                Reader's Digest Fund

William B. Harrison, Jr.               Vice Chairman of the Board

Harold S. Hook                         Director                                 Chairman and Chief Executive Officer,
                                                                                General Corporation

Helen L. Kaplan                        Director                                 Of Counsel, Skadden, Arps, Slate, Meagher
                                                                                & Flom

Walter V. Shipley                      Chairman of the Board and
                                       Chief Executive Officer

Andrew C. Sigler                       Director                                 Chairman of the Board and Chief
                                                                                Executive Officer, Champion International
                                                                                Corporation

John R. Stafford                       Director                                 Chairman, President and Chief Executive
                                                                                Officer, American Home Products
                                                                                Corporation

Marina v. N. Whitman                   Director                                 Professor of Business Administration and
                                                                                Public Policy, University of Michigan

Item 26(b)

Chase Asset Management ("CAM") is an Investment Advisor providing investment services to institutional clients.

        To the knowledge of the Registrant, none of the Directors or executive officers of the CAM, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the CAM also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.

                                                   Principal Occupation or Other
                      Position with                Employment of a Substantial
Name                  the Sub-Advisor              Nature During Past Two Years
----                  ---------------              ----------------------------
James Zeigon          Chairman and Director        Director of Chase
                                                   Asset Management
                                                   (London) Limited

Steven Prostano       Executive Vice President     Chief Operating Officer
                      and Chief Operating Officer  and Director of Chase
                                                   Asset Management
                                                   (London) Limited

Mark Richardson       President and Chief          Chief Investment Officer
                      Investment Officer           and Director of Chase
                                                   Asset Management
                                                   (London) Limited


Item 26(c)

        Chase Asset Management (London) Limited ("CAM London") is an Investment Advisor providing investment services to institutional clients.

        To the knowledge of the Registrant, none of the Directors or executive officers of CAM London, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of CAM London also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.

                                           Principal Occupation or Other
                     Position with         Employment of a Substantial
Name                 the Sub-Advisor       Nature During Past Two Years
----                 ---------------       ----------------------------
Michael Browne       Director              Fund Manager, The Chase Manhattan
                                           Bank, N.A.; Fund Manager, BZW
                                           Investment Management

David Gordon Ross    Director              Head of Global Fixed Income
                                           Management, Chase Asset Management,
                                           Inc.; Vice President, The Chase
                                           Manhattan Bank, N.A.

Brian Harte          Director              Investment Manager, The Chase
                                           Manhattan Bank, N.A.

Cornelia L. Kiley    Director

James Zeigon         Director              Chairman and Director of Chase
                                           Asset Management, Inc.

Mark Richardson      Chief Investment      Director, President and Chief
                     Officer and Director  Operating Officer of Chase Asset
                                           Management, Inc.

Steve Prostano       Chief Operating       Director, Executive Vice President
                     Officer and           and Chief Operating Officer of Chase
                     Director              Asset Management, Inc.

ITEM 27.  Principal Underwriters

          (a) Vista Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for Mutual Fund Group, Mutual Fund Trust and Mutual Fund Select Trust.

          (b) The following are the Directors and officers of Vista Fund Distributors, Inc. The principal business address of each of these persons, is listed below.

                                    Position and Offices                                Position and Offices
Name and Address                    with Distributor                                    with the Registrant
----------------                    --------------------                                --------------------

Lynn J. Mangum                      Chairman                                             None
150 Clove Street
Little Falls, NJ 07424

Robert J. McMullan                  Director and Exec. Vice President                    None
150 Clove Street
Little Falls, NJ 07424

Lee W. Schultheis                   President                                            None
101 Park Avenue, 16th Floor
New York, NY 10178

George O. Martinez                  Senior Vice President                                None
3435 Stelzer Road
Columbus, OH 43219

Irimga McKay                        Vice President                                       None
1230 Columbia Street
5th Floor, Suite 500
San Diego, CA 92101

Michael Burns                       Vice President/Compliance                            None
3435 Stelzer Road
Columbus, OH 43219

William Blundin                     Vice President                                       None
125 West 55th Avenue
11th Floor
New York, NY 10019

Dennis Sheehan                      Vice President                                       None
150 Clove Street
Little Falls, NJ 07424

Annamaria Porcaro                   Assistant Secretary                                  None
150 Clove Street
Little Falls, NJ 97424

Robert Tuch                         Assistant Secretary                                  None
3435 Stelzer Road
Columbus, OH 43219

Stephen Mintos                      Executive Vice President/COO                         None
3435 Stelzer Road
Columbus, OH 43219

Dale Smith                          Vice President/CFO                                   None
3435 Stelzer Road
Columbus, OH 43219

William J. Tomko                    Vice President                                       None
3435 Stelzer Road
Columbus, OH 43219


          (c) Not applicable

ITEM 28. Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  Name                      Address
                  ----                      -------
Vista Fund Distributors, Inc.               One Chase Manhattan Plaza, 3rd Floor
                                            New York, NY 10081

DST Systems, Inc.                           210 W. 10th Street,
                                            Kansas City, MO 64105

The Chase Manhattan Bank                    270 Park Avenue,
                                            New York, NY 10017

Chase Asset Mangement, Inc.                 1211 Avenue of the
                                            Americas,
                                            New York, NY 10036

Chase Asset Management, Ltd. (London)       Colvile House
                                            32 Curzon Street
                                            London, England W1Y8AL

The Chase Manhattan Bank                    One Chase Square,
                                            Rochester, NY 14363

ITEM 29.  Management Services

          Not applicable

ITEM 30.  Undertakings

                      Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and the State of New York on the 16th day of August, 2000.



                                                  MUTUAL FUND GROUP

                          By /s/ H. Richard Vartabedian
                             --------------------------
                             H. Richard Vartabedian
                             President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             *                     Chairman and Trustee          August 16, 2000
-------------------------------
    Fergus Reid, III

/s/ H. Richard Vartabedian         President                     August 16, 2000
-------------------------------    and Trustee
    H. Richard Vartabedian

             *                     Trustee                       August 16, 2000
-------------------------------
    William J. Armstrong

             *                     Trustee                       August 16, 2000
-------------------------------
    John R.H. Blum

             *                     Trustee                       August 16, 2000
-------------------------------
    Stuart W. Cragin, Jr.

             *
-------------------------------    Trustee                       August 16, 2000
    Roland R. Eppley, Jr.

             *                     Trustee                       August 16, 2000
-------------------------------
    Joseph J. Harkins

             *                     Trustee                       August 16, 2000
-------------------------------
    Sarah E. Jones

             *
-------------------------------    Trustee                       August 16, 2000
    W.D. MacCallan

             *
-------------------------------    Trustee                       August 16, 2000
    W. Perry Neff

             *                     Trustee                       August 16, 2000
-------------------------------
    Leonard M. Spalding, Jr.

             *                     Trustee                       August 16, 2000
-------------------------------
    Irv Thode

             *                     Trustee                       August 16, 2000
-------------------------------
    Richard E. Ten Haken

/s/ Martin R. Dean                 Treasurer and                 August 16, 2000
-------------------------------    Principal Financial
    Martin R. Dean                 Officer

/s/ H. Richard Vartabedian         Attorney in                   August 16, 2000
-------------------------------    Fact
    H. Richard Vartabedian